Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Finished products	[1]	$ 318	$ 1,667

[1]	Includes amounts of $0 and $1,483 as of December 31, 2025 and 2024, respectively, with respect to inventory delivered to customers for which control has not been transferred.